JPMORGAN TRUST II
277 PARK AVENUE
NEW YORK, NEW YORK 10172
July 2, 2019
VIA EDGAR
Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549
Attention: Filing Desk
RE: JPMorgan Trust II (the “Trust”), on behalf of the
Funds listed in Appendix A (the “Funds”)
File Nos. 2-95973 and 811-4236
Ladies and Gentlemen:
Pursuant to the requirements of Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectuses and statements of additional information for the Funds listed on Appendix A do not differ from the prospectuses and statements of information contained in the Post-Effective Amendment No. 297 (Amendment No. 298 under the Investment Company Act of 1940) filed electronically on June 26, 2019.
Please contact the undersigned at (614) 213-4042 if you have any questions concerning this filing.
Very truly yours,
/s/ Jessica K. Ditullio

Jessica K. Ditullio
Assistant Secretary

Appendix A
JPMorgan Income Funds
JPMorgan Core Bond Fund
JPMorgan Core Plus Bond Fund
JPMorgan Government Bond Fund
JPMorgan High Yield Fund
JPMorgan Limited Duration Bond Fund
JPMorgan Mortgage-Backed Securities Fund
JPMorgan Short Duration Bond Fund